Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Analysis of the amount charged to profit or loss
Current service cost	$ 721	$ 780	$ 790
Past service cost	28	16	1
Settlement	17	13	8
Operating charge relating to defined benefit plans	766	809	799
Payments to defined contribution plans	261	267	264
Total operating charge	1,027	1,076	1,063
Interest income on plan assets	(1,219)	(1,196)	(1,471)
Interest on plan liabilities	1,346	1,416	1,661
Other finance (income) expense	127	220	190
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(1,083)	3,295	4,813
Change in financial assumptions underlying the present value of the plan liabilities	2,794	(461)	(7,789)
Change in demographic assumptions underlying the present value of the plan liabilities	79	783	446
Experience gains and losses arising on the plan liabilities	527	29	34
Remeasurements recognized in other comprehensive income	2,317	3,646	(2,496)
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(1,219)	(1,196)	(1,471)
Operating charge relating to defined benefit plans	(766)	(809)	(799)
Interest cost	1,346	1,416	1,661
Remeasurements recognized in other comprehensive income (liabilities) assets	2,317	3,646	(2,496)
Surplus (deficit) at 31 December				$ (2,436)	$ (4,968)
Surplus (deficit) in plan, asset recognized				5,955	4,169
Surplus (deficit) in plan, liability recognized				(8,391)	(9,137)
Surplus (deficit)				(2,436)	(4,968)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	610	637	651
Surplus (deficit) at 31 December				5,620	3,869
Surplus (deficit)				5,620	3,869
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(8,056)	(8,837)
Surplus (deficit)				(8,056)	(8,837)
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(766)	(809)
Interest on plan liabilities	1,346	1,416
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	3,400	351
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(51,481)	(48,976)
Exchange adjustments (liabilities) assets	(2,005)	3,890
Operating charge relating to defined benefit plans	766	809
Interest cost	1,346	1,416
Contributions by plan participants (liabilities) assets	(30)	(24)
Acquisitions		1
Disposals of (benefit obligations) and fair value of plan asset	(14)	(10)
Remeasurements recognized in other comprehensive income (liabilities) assets	3,400	351
Net defined benefit liability (asset), end of period	(45,118)	(51,481)	(48,976)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(51,481)	(48,976)	(48,976)	(45,118)	(51,481)
Settlement payments in respect of net defined benefit liabilities (assets)	3,046	3,235
Payments in respect of settlements, net defined benefit liability (asset)	2	2
Expenses incurred for administration of the benefits	38	37
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	42,644
Benefit payments (liabilities) assets	(2,544)	(2,708)
Net defined benefit liability (asset), end of period	(37,062)	42,644
The defined benefit obligation may be analysed between funded and unfunded plans as follows	42,644	42,644		(37,062)	42,644
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,837)
Benefit payments (liabilities) assets	(542)	(566)
Net defined benefit liability (asset), end of period	(8,056)	(8,837)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(8,837)	(8,837)		(8,056)	(8,837)
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,219)	(1,196)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(1,083)	3,295
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	46,513	40,685
Exchange adjustments (liabilities) assets	2,049	(3,384)
Interest income on plan assets	(1,219)	(1,196)
Contributions by plan participants (liabilities) assets	30	24
Disposals of (benefit obligations) and fair value of plan asset	14
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,083)	3,295
Net defined benefit liability (asset), end of period	42,682	46,513	40,685
Surplus (deficit) at 31 December				(2,436)	(4,968)
Surplus (deficit)				(2,436)	(4,968)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	46,513	40,685	40,685	42,682	46,513
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	610	637
Benefit payments (liabilities) assets	2,544	2,708
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	295	357	333
Past service cost	15	12	17
Settlement	0	0	0
Operating charge relating to defined benefit plans	310	369	350
Payments to defined contribution plans	38	31	30
Total operating charge	348	400	380
Interest income on plan assets	(868)	(845)	(1,086)
Interest on plan liabilities	774	831	1,005
Other finance (income) expense	(94)	(14)	(81)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(722)	2,396	4,422
Change in financial assumptions underlying the present value of the plan liabilities	1,770	(236)	(6,932)
Change in demographic assumptions underlying the present value of the plan liabilities	123	734	430
Experience gains and losses arising on the plan liabilities	520	91	55
Remeasurements recognized in other comprehensive income	1,691	2,985	(2,025)
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(868)	(845)	(1,086)
Operating charge relating to defined benefit plans	(310)	(369)	(350)
Interest cost	774	831	1,005
Remeasurements recognized in other comprehensive income (liabilities) assets	1,691	2,985	(2,025)
Surplus (deficit) at 31 December				5,255	3,578
Surplus (deficit) in plan, asset recognized				5,473	3,838
Surplus (deficit) in plan, liability recognized				(218)	(260)
Surplus (deficit)				5,255	3,578
Costs resulting from plan harmonization			12
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				5,473	3,838
Surplus (deficit)				5,473	3,838
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(218)	(260)
Surplus (deficit)				(218)	(260)
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(310)	(369)
Interest on plan liabilities	774	831
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	2,413	589
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(31,513)	(29,908)
Exchange adjustments (liabilities) assets	(1,589)	2,886
Operating charge relating to defined benefit plans	310	369
Interest cost	774	831
Contributions by plan participants (liabilities) assets	(21)	(16)
Acquisitions		0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	2,413	589
Net defined benefit liability (asset), end of period	(26,830)	(31,513)	(29,908)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(31,513)	(29,908)	(29,908)	(26,830)	(31,513)
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	31,253
Benefit payments (liabilities) assets	(1,780)	(1,903)
Net defined benefit liability (asset), end of period	(26,612)	31,253
The defined benefit obligation may be analysed between funded and unfunded plans as follows	31,253	31,253		(26,612)	31,253
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(260)
Benefit payments (liabilities) assets	(6)	(5)
Net defined benefit liability (asset), end of period	(218)	(260)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(260)	(260)		(218)	(260)
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(868)	(845)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(722)	2,396
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	35,091	30,180
Exchange adjustments (liabilities) assets	1,883	(3,048)
Interest income on plan assets	(868)	(845)
Contributions by plan participants (liabilities) assets	21	16
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(722)	2,396
Net defined benefit liability (asset), end of period	32,085	35,091	30,180
Surplus (deficit) at 31 December				5,255	3,578
Surplus (deficit)				5,255	3,578
The defined benefit obligation may be analysed between funded and unfunded plans as follows	35,091	30,180	30,180	32,085	35,091
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	490	509
Benefit payments (liabilities) assets	1,780	1,903
US
Analysis of the amount charged to profit or loss
Current service cost	299	292	310
Past service cost	0	0	(24)
Settlement	0	0	0
Operating charge relating to defined benefit plans	299	292	286
Payments to defined contribution plans	178	191	194
Total operating charge	477	483	480
Interest income on plan assets	(262)	(266)	(287)
Interest on plan liabilities	369	393	417
Other finance (income) expense	107	127	130
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(256)	826	330
Change in financial assumptions underlying the present value of the plan liabilities	945	(514)	(239)
Change in demographic assumptions underlying the present value of the plan liabilities	(9)	72	9
Experience gains and losses arising on the plan liabilities	41	(40)	(62)
Remeasurements recognized in other comprehensive income	721	344	38
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(262)	(266)	(287)
Operating charge relating to defined benefit plans	(299)	(292)	(286)
Interest cost	369	393	417
Remeasurements recognized in other comprehensive income (liabilities) assets	721	344	38
Surplus (deficit) at 31 December				(2,501)	(3,041)
Surplus (deficit) in plan, asset recognized				418	260
Surplus (deficit) in plan, liability recognized				(2,919)	(3,301)
Surplus (deficit)				(2,501)	(3,041)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				396	238
Surplus (deficit)				396	238
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(2,897)	(3,279)
Surplus (deficit)				(2,897)	(3,279)
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(299)	(292)
Interest on plan liabilities	369	393
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	977	(482)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(10,820)	(10,533)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	299	292
Interest cost	369	393
Contributions by plan participants (liabilities) assets	0	0
Acquisitions		1
Disposals of (benefit obligations) and fair value of plan asset	0	(1)
Remeasurements recognized in other comprehensive income (liabilities) assets	977	(482)
Net defined benefit liability (asset), end of period	(9,696)	(10,820)	(10,533)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(10,820)	(10,533)	(10,533)	(9,696)	(10,820)
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,085)
Net defined benefit liability (asset), end of period	(7,290)	(8,085)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(8,085)	(8,085)		(7,290)	(8,085)
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,735)
Net defined benefit liability (asset), end of period	(2,406)	(2,735)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,735)	(2,735)		(2,406)	(2,735)
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,541
Benefit payments (liabilities) assets	(597)	(641)
Net defined benefit liability (asset), end of period	(6,799)	7,541
The defined benefit obligation may be analysed between funded and unfunded plans as follows	7,541	7,541		(6,799)	7,541
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,279)
Benefit payments (liabilities) assets	(218)	(239)
Net defined benefit liability (asset), end of period	(2,897)	(3,279)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(3,279)	(3,279)		(2,897)	(3,279)
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(262)	(266)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(256)	826
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,779	7,316
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(262)	(266)
Contributions by plan participants (liabilities) assets	0	0
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(256)	826
Net defined benefit liability (asset), end of period	7,195	7,779	7,316
Surplus (deficit) at 31 December				(2,501)	(3,041)
Surplus (deficit)				(2,501)	(3,041)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	7,779	7,316	7,316	7,195	7,779
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	7	12
Benefit payments (liabilities) assets	597	641
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	84	85	76
Past service cost	9	5	7
Settlement	17	13	9
Operating charge relating to defined benefit plans	110	103	92
Payments to defined contribution plans	5	7	7
Total operating charge	115	110	99
Interest income on plan assets	(44)	(37)	(47)
Interest on plan liabilities	136	121	159
Other finance (income) expense	92	84	112
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(69)	30	53
Change in financial assumptions underlying the present value of the plan liabilities	14	336	(622)
Change in demographic assumptions underlying the present value of the plan liabilities	(42)	0	12
Experience gains and losses arising on the plan liabilities	(43)	(36)	26
Remeasurements recognized in other comprehensive income	(140)	330	(531)
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(44)	(37)	(47)
Operating charge relating to defined benefit plans	(110)	(103)	(92)
Interest cost	136	121	159
Remeasurements recognized in other comprehensive income (liabilities) assets	(140)	330	(531)
Surplus (deficit) at 31 December				(4,794)	(5,051)
Surplus (deficit) in plan, asset recognized				29	43
Surplus (deficit) in plan, liability recognized				(4,823)	(5,094)
Surplus (deficit)				(4,794)	(5,051)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(152)	(106)
Surplus (deficit)				(152)	(106)
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(4,642)	(4,945)
Surplus (deficit)				(4,642)	(4,945)
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(110)	(103)
Interest on plan liabilities	136	121
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(71)	300
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,275)	(6,820)
Exchange adjustments (liabilities) assets	(303)	915
Operating charge relating to defined benefit plans	110	103
Interest cost	136	121
Contributions by plan participants (liabilities) assets	(2)	(2)
Acquisitions		0
Disposals of (benefit obligations) and fair value of plan asset	0	(9)
Remeasurements recognized in other comprehensive income (liabilities) assets	(71)	300
Net defined benefit liability (asset), end of period	(6,906)	(7,275)	(6,820)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,275)	(6,820)	(6,820)	(6,906)	(7,275)
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,330
Benefit payments (liabilities) assets	(84)	(75)
Net defined benefit liability (asset), end of period	(2,264)	2,330
The defined benefit obligation may be analysed between funded and unfunded plans as follows	2,330	2,330		(2,264)	2,330
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,945)
Benefit payments (liabilities) assets	(301)	(302)
Net defined benefit liability (asset), end of period	(4,642)	(4,945)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(4,945)	(4,945)		(4,642)	(4,945)
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(44)	(37)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(69)	30
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,224	1,879
Exchange adjustments (liabilities) assets	93	(264)
Interest income on plan assets	(44)	(37)
Contributions by plan participants (liabilities) assets	2	2
Disposals of (benefit obligations) and fair value of plan asset	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(69)	30
Net defined benefit liability (asset), end of period	2,112	2,224	1,879
Surplus (deficit) at 31 December				(4,794)	(5,051)
Surplus (deficit)				(4,794)	(5,051)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	2,224	1,879	1,879	2,112	2,224
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	88	87
Benefit payments (liabilities) assets	84	75
Other
Analysis of the amount charged to profit or loss
Current service cost	43	46	71
Past service cost	4	(1)	1
Settlement	0	0	(1)
Operating charge relating to defined benefit plans	47	45	71
Payments to defined contribution plans	40	38	33
Total operating charge	87	83	104
Interest income on plan assets	(45)	(48)	(51)
Interest on plan liabilities	67	71	80
Other finance (income) expense	22	23	29
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(36)	43	8
Change in financial assumptions underlying the present value of the plan liabilities	65	(47)	4
Change in demographic assumptions underlying the present value of the plan liabilities	7	(23)	(5)
Experience gains and losses arising on the plan liabilities	9	14	15
Remeasurements recognized in other comprehensive income	45	(13)	22
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(45)	(48)	(51)
Operating charge relating to defined benefit plans	(47)	(45)	(71)
Interest cost	67	71	80
Remeasurements recognized in other comprehensive income (liabilities) assets	45	(13)	22
Surplus (deficit) at 31 December				(396)	(454)
Surplus (deficit) in plan, asset recognized				35	28
Surplus (deficit) in plan, liability recognized				(431)	(482)
Surplus (deficit)				(396)	(454)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(97)	(101)
Surplus (deficit)				(97)	(101)
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(299)	(353)
Surplus (deficit)				(299)	(353)
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(47)	(45)
Interest on plan liabilities	67	71
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	81	(56)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,873)	(1,715)
Exchange adjustments (liabilities) assets	(113)	89
Operating charge relating to defined benefit plans	47	45
Interest cost	67	71
Contributions by plan participants (liabilities) assets	(7)	(6)
Acquisitions		0
Disposals of (benefit obligations) and fair value of plan asset	(14)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	81	(56)
Net defined benefit liability (asset), end of period	(1,686)	(1,873)	(1,715)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,873)	(1,715)	(1,715)	(1,686)	(1,873)
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,520
Benefit payments (liabilities) assets	(83)	(89)
Net defined benefit liability (asset), end of period	(1,387)	1,520
The defined benefit obligation may be analysed between funded and unfunded plans as follows	1,520	1,520		(1,387)	1,520
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(353)
Benefit payments (liabilities) assets	(17)	(20)
Net defined benefit liability (asset), end of period	(299)	(353)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(353)	(353)		(299)	(353)
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(45)	(48)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income	(36)	43
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,419	1,310
Exchange adjustments (liabilities) assets	73	(72)
Interest income on plan assets	(45)	(48)
Contributions by plan participants (liabilities) assets	7	6
Disposals of (benefit obligations) and fair value of plan asset	14
Remeasurements recognized in other comprehensive income (liabilities) assets	(36)	43
Net defined benefit liability (asset), end of period	1,290	1,419	1,310
Surplus (deficit) at 31 December				(396)	(454)
Surplus (deficit)				(396)	(454)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	1,419	1,310	$ 1,310	1,290	1,419
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	25	29
Benefit payments (liabilities) assets	83	89
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,586)
Net defined benefit liability (asset), end of period	(4,328)	(4,586)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	$ (4,586)	$ (4,586)		$ (4,328)	$ (4,586)